Other Investments (Table)	12 Months Ended
Dec. 31, 2025
Other Investment [Abstract]
Tabular Disclosure of Other Investments

In thousands of soles	2025	2024	2023
Current investments
Sovereign debt securities - at FVOCI	30,237	100,228	93,132

	30,237	100,228	93,132

Non-current investments
Sovereign debt securities - at FVOCI	702	282	289

	702	282	289